Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Advisors Capital Active All Cap Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Active All Cap Fund
Class Name	Advisors Capital Active All Cap Fund
Trading Symbol	ACALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Active All Cap Fund	$217	1.87%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Advisors Capital Active All Cap Fund's strategy had strong absolute performance during the Fund's fiscal year.  While the broad stock markets were strong, there was a clear dichotomy between growth and value, large cap versus small cap and the top 10 stocks versus the rest of the market.  Growth continued to outperform value during the fiscal year which resulted in our Vanguard Growth ETF having the strongest performance of all positions in the Fund's strategy.  Large cap stocks also continued to outperform both mid cap and small cap issues.  This led to the weakest contributors to performance in the Active All Cap strategy coming from the Schwab U.S. Small-Cap ETF and the iShares Core S&P Mid-Cap ETF.  The other trend that continued in the fiscal year is that the top 10 largest companies in the stock market outperformed the rest of the market by a meaningful amount.  This was the result of stronger revenue and earnings growth from the largest companies relative to the rest of the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Inception (12/01/2022)
Advisors Capital Active All Cap Fund	31.71%	18.88%
S&P 500 Index	36.35%	22.67%

Performance Inception Date	Dec. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 123,718,357
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 1,253,343
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$123,718,357
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	2%
Total Advisory Fees Paid ($)	$1,253,343

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	40.14%
Vanguard Value Index Fund ETF	17.12%
SPDR® Portfolio S&P 1500 Composite Stock Market ETF	15.05%
Vanguard Growth Index Fund ETF	14.00%
iShares Core S&P Mid-Cap ETF	8.02%
Schwab U.S. Small-Cap ETF	5.03%
Goldman Sachs Financial Square Government Fund - Class I	0.73%
Security Type (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	40.14%
Vanguard Value Index Fund ETF	17.12%
SPDR® Portfolio S&P 1500 Composite Stock Market ETF	15.05%
Vanguard Growth Index Fund ETF	14.00%
iShares Core S&P Mid-Cap ETF	8.02%
Schwab U.S. Small-Cap ETF	5.03%
Goldman Sachs Financial Square Government Fund - Class I	0.73%

Advisors Capital Total Return - Equity Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Total Return - Equity Fund
Class Name	Advisors Capital Total Return - Equity Fund
Trading Symbol	ACUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Total Return - Equity Fund	$213	1.87%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

While the broad stock markets were strong during the fiscal year, the "Magnificent 7" trend of the largest 7 companies outperforming the rest of the market not only continued, but picked up steam during the year.  These companies have a significant weight in the S&P 500 Index with the largest 3 companies making up more than 20% of the index, the top 7 making up more than 30% of the index and the top 10 accounting for more than 34%.  The Advisors Capital Total Return – Equity Fund's strategy is a diversified portfolio that focuses on quality companies that return capital to shareholders.  Companies in the portfolio must exhibit strong balance sheets, positive free cash flow and strong returns on invested capital and equity.  In terms of return of capital, at least 80% of companies must pay cash dividends and the rest of the companies in the portfolio must have repurchased their shares on a net basis over the past 3 years.  The strategy also maintains a dividend yield that is greater than the S&P 500 Index.  New positions that have been added to the portfolio over the past six months have been positive contributors to performance.  These new companies include Berkshire Hathaway, Amgen, Southern Company, Stryker and T-Mobile.  The companies that have been the largest contributors to performance over the past year are Broadcom, Trane, Oracle, Eaton and Costco.  The first four were helped by artificial intelligence and the increased demand from datacenters, while Costco continues to prove that it is one of the dominant retailers in the country. The companies that have been the weakest contributors to performance over the past year are Chevron, Pfizer, Ulta Beauty and Adobe.  Each of these companies have disappointed shareholders to some degree, but we continue to expect each of them to perform better in the future.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Total Return - Equity Fund	27.75%	6.04%
S&P 500 3% Capped Index*	35.65%	12.82%
S&P 500 Index	36.35%	13.29%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 219,098,770
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 2,806,112
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$219,098,770
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	19%
Total Advisory Fees Paid ($)	$2,806,112

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

Microsoft Corporation	5.66%
Apple Inc.	4.20%
Alphabet, Inc. - Class A	4.05%
Broadcom, Inc.	3.94%
iShares 0-3 Month Treasury Bond ETF	2.97%
Accenture PLC - Class A	2.94%
Thermo Fisher Scientific Inc.	2.43%
Lockheed Martin Corporation	2.37%
JPMorgan Chase & Co.	2.36%
Oracle Corp.	2.29%
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

Microsoft Corporation	5.66%
Apple Inc.	4.20%
Alphabet, Inc. - Class A	4.05%
Broadcom, Inc.	3.94%
iShares 0-3 Month Treasury Bond ETF	2.97%
Accenture PLC - Class A	2.94%
Thermo Fisher Scientific Inc.	2.43%
Lockheed Martin Corporation	2.37%
JPMorgan Chase & Co.	2.36%
Oracle Corp.	2.29%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. Prior to January 30, 2024, the Fund was known as the Advisors Capital US Dividend Fund. However, its Principal Investment Strategy did not change.

Advisors Capital Tactical Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Tactical Fixed Income Fund
Class Name	Advisors Capital Tactical Fixed Income Fund
Trading Symbol	ACTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Tactical Fixed Income Fund	$198	1.87%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year ending September 30, 2024, the Advisors Capital Tactical Fixed Income Fund had an exceptionally strong year. During the period, interest rates declined and credit spread tightened simultaneously resulting in a double-digit return in fixed income. The total return generated was a result of both the interest earned/accrued during the year as well as price appreciation due to market yields on bonds declining. This return is a bit of a catch-up for the previous year when interest rates rose, resulting in a much lower return for fixed income.

Regarding positioning, our overweight exposure to variable/floating rate coupon preferreds contributed positively to performance. We were also overweight short high-yield which also enhanced performance. Additionally, our focus on corporate bonds rather than treasuries / government-related debt contributed to performance as well due to corporate bonds generating a credit spread versus treasuries, by definition, having no credit spread.  It is worth mentioning that the higher yield environment of the last few years has led to the creation of numerous ETFs that own corporate bonds maturing in a specific year such as 2029, 2030, or 2031. We are selectively utilizing some of these more precise ETFs to gain exposure to bonds with duration that we find particularly compelling. We will continue to be flexible and will adjust our interest rate (duration) and credit spread exposure as we deem best suited to the credit environment.

During the year, our benchmark changed to the more widely recognized Bloomberg U.S. Aggregate Index from the Bloomberg U.S. Intermediate Corporate Bond Index. The U.S. Aggregate Index has a significantly higher duration of more than six years currently, versus the Intermediate Corporate Bond Index currently just over four years. Consequently, we increased the duration of the Advisors Capital Tactical Fixed Income Fund to get closer to that of the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Tactical Fixed Income Fund	11.29%	0.58%
Bloomberg US Aggregate Bond Index(A)	11.57%	-0.59%
Bloomberg US Intermediate Corporate Bond Index	11.90%	1.17%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 107,312,782
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 1,433,286
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$107,312,782
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	49%
Total Advisory Fees Paid ($)	$1,433,286

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares 10+ Year Investment Grade Corporate Bond ETF	20.02%
iShares Broad USD Investment Grade Corporate ETF	13.47%
iShares iBonds Dec 2031 Term Corporate ETF	12.50%
SPDR® Bloomberg Short Term High Yield Bond ETF	10.07%
iShares 0-5 Year High Yield Corporate Bond ETF	10.05%
Invesco Variable Rate Preferred ETF	10.01%
Vanguard Intermediate-Term Corporate Bond Index Fund ETF	9.97%
iShares iBonds Dec 2029 Term Corporate ETF	7.47%
iShares iBonds Dec 2030 Term Corporate ETF	4.99%
Goldman Sachs Financial Square Government Fund - Class I	1.56%
Security Type (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

iShares 10+ Year Investment Grade Corporate Bond ETF	20.02%
iShares Broad USD Investment Grade Corporate ETF	13.47%
iShares iBonds Dec 2031 Term Corporate ETF	12.50%
SPDR® Bloomberg Short Term High Yield Bond ETF	10.07%
iShares 0-5 Year High Yield Corporate Bond ETF	10.05%
Invesco Variable Rate Preferred ETF	10.01%
Vanguard Intermediate-Term Corporate Bond Index Fund ETF	9.97%
iShares iBonds Dec 2029 Term Corporate ETF	7.47%
iShares iBonds Dec 2030 Term Corporate ETF	4.99%
Goldman Sachs Financial Square Government Fund - Class I	1.56%

Advisors Capital Small/Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Small/Mid Cap Fund
Class Name	Advisors Capital Small/Mid Cap Fund
Trading Symbol	ACSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Small/Mid Cap Fund	$209	1.87%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year ended September 30, 2024, the Advisors Capital Small/Mid Cap Fund (the "Fund") registered gains in three of the four calendar quarters.  Although earnings estimates for Small and Midcap stocks generally declined over the period, the asset class benefited from prospects of the Federal Reserve beginning to cut interest rates as well as a resilient US economy, and attractive valuation for the asset class.  Declining market interest rates helped the Fund's interest-sensitive sectors, Real Estate and Financials, post the strongest results.  Our holding in PJT Partners, an investment bank, contributed 3.17 percentage points to the Fund's return, while Jones Lang LaSalle, a real estate services firm, added 2.55 percentage points to the Fund's performance.  Also, Guidewire Software, an insurance enterprise software provider, more than doubled in price over the 12-month period, adding 3.08 percentage points to the Fund's result.

Fox Factory Holding Corp detracted most from the Fund's return, subtracting 1.54 percentage points.  Demand for the company's high-performance suspension products, primarily for mountain bikes and off-road vehicles, normalized after surging during the pandemic era.  Excess inventories accumulated during the Covid period penalized our Health Care position in Stevanato, a manufacturer of glass vials and prefilled syringes used to administer drugs like the popular GLP-1s.  Stevanato reduced the Fund's return by 1.42 percentage points.  Another Health Care company, Atricure, a provider of specialized devices for cardiothoracic surgeons, reduced the Fund's return by 0.95 percentage points.  Analysts fear intensifying competition from Medtronic will negatively impact earnings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Small/Mid Cap Fund	23.83%	1.66%
S&P 500 Index(A)	36.35%	13.29%
CRSP US Small Cap Index	27.41%	4.05%
Russell 2500TM Index	26.17%	3.24%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 71,508,234
Holdings Count | shares	34
Advisory Fees Paid, Amount	$ 966,942
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$71,508,234
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$966,942

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

PJT Partners Inc. - Class A	6.40%
RBC Bearings Incorporated	5.53%
Coastal Financial Corporation	5.32%
Guidewire Software, Inc.	4.94%
Owens Corning	4.71%
Watsco, Inc.	4.40%
Pool Corporation	4.37%
Casey's General Stores, Inc.	4.31%
Avantor, Inc.	4.01%
Jones Lang LaSalle Incorporated	3.96%
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

PJT Partners Inc. - Class A	6.40%
RBC Bearings Incorporated	5.53%
Coastal Financial Corporation	5.32%
Guidewire Software, Inc.	4.94%
Owens Corning	4.71%
Watsco, Inc.	4.40%
Pool Corporation	4.37%
Casey's General Stores, Inc.	4.31%
Avantor, Inc.	4.01%
Jones Lang LaSalle Incorporated	3.96%